Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2021
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Bar Chart Table:
Annual Return 2022	(19.04%)
Annual Return 2023	2.81%